Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	5,000,000	5,000,000
Preferred stock, shares issued (in Shares)
Preferred Stock, Shares Outstanding (in Shares)
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	300,000,000	300,000,000
Common stock, shares issued (in Shares)	89,354,216	88,254,216
Common stock, shares outstanding (in Shares)	89,354,216	88,254,216
Common stock to be issued shares (in Shares)	500,000	1,500,000
Previously Reported
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)		5,000,000	5,000,000
Preferred stock, shares issued (in Shares)
Preferred Stock, Shares Outstanding (in Shares)
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)		300,000,000	300,000,000
Common stock, shares issued (in Shares)		88,254,216	67,699,302
Common stock, shares outstanding (in Shares)		88,254,216	67,699,302
Common stock to be issued shares (in Shares)		1,500,000
Series Quantum Preferred stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	2,000,000	2,000,000
Preferred stock, shares issued (in Shares)	0	0
Preferred Stock, Shares Outstanding (in Shares)	0	0	1,000,000
Series Quantum Preferred stock | Previously Reported
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)		2,000,000	2,000,000
Preferred stock, shares issued (in Shares)		0	1,000,000
Preferred Stock, Shares Outstanding (in Shares)		0	1,000,000